Stock-Based Compensation Restricted Stock Awards (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards at December 31, 2014 | shares	0
Granted | shares	46,750
Vested | shares	(46,750)
Forfeited | shares	0
Restricted stock awards at December 31, 2015 | shares	0
Restricted stock awards at December 31, 2014 | $ / shares	$ 0.0
Granted | $ / shares	20.00
Vested | $ / shares	20.00
Forfeited | $ / shares	0
Restricted stock awards at December 31, 2015 | $ / shares	$ 0.0